TRANSACTIONS - Terminated transaction with Anfield Energy Inc (Details) - CAD ($)	Dec. 31, 2024	Oct. 01, 2024
TRANSACTIONS
Bridge loan amount		$ 6,000,000
Interest rate		15.00%
Indemnity amount		$ 3,000,000
Principal amount outstanding	$ 5,899,864
Interest receivable	$ 220,639